Patient Opportunity Trust
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 105.5%		Shares	Value
Communication Services - 15.1%
Interactive Media & Services - 14.6%
Alphabet Inc. - Class A (a)		475,000	$115,472,500
Angi, Inc. (a)(b)		600,000	9,756,000
IAC, Inc. (a)(b)		1,600,000	54,512,000
Meta Platforms Inc. - Class A (a)		112,000	82,250,560
			261,991,060
Media - 0.5%
S4 Capital Plc		30,000,000	9,057,898
Total Communication Services			271,048,958

Consumer Discretionary - 25.7%(c)
Automobiles - 2.4%
General Motors Co. (a)		700,000	42,679,000
			$–
Broadline Retail - 10.3%
Alibaba Group Holding Ltd. - ADR		360,000	64,342,800
Amazon.com Inc. (a)(b)		440,000	96,610,800
JD.com, Inc. - ADR		700,000	24,486,000
			185,439,600
Hotels, Restaurants & Leisure - 8.5%
Dave & Buster's Entertainment, Inc. (b)		1,600,000	29,056,000
Expedia Group Inc. (a)		185,000	39,543,750
Norwegian Cruise Line Holdings Ltd. (b)		3,400,000	83,742,000
			152,341,750
Leisure Products - 2.4%
Mattel Inc. (b)		1,550,000	26,086,500
Peloton Interactive Inc. - Class A (b)		1,800,000	16,200,000
			42,286,500
Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc. (b)		450,000	37,597,500
Total Consumer Discretionary			460,344,350

Energy - 7.7%
Energy Equipment & Services - 4.1%
Noble Corp. PLC		800,000	22,624,000
Seadrill Ltd. (b)		1,700,000	51,357,000
			73,981,000
Oil, Gas & Consumable Fuels - 3.6%
Energy Transfer LP (a)		3,700,000	63,492,000
Total Energy			137,473,000

Financials - 18.2%
Banks - 5.6%
Citigroup Inc. (a)		1,000,000	101,500,000
			$–
Capital Markets - 5.1%
Coinbase Global Inc. - Class A (b)		130,000	43,873,700
UBS Group AG (a)		1,150,000	47,150,000
			91,023,700
Consumer Finance - 4.7%
OneMain Holdings Inc. (a)		700,000	39,522,000
SoFi Technologies Inc. (b)		1,700,000	44,914,000
			84,436,000
Cryptocurrency - 2.8%
Fidelity Wise Origin Bitcoin Fund (b)(g)		500,000	49,905,000
Total Financials			326,864,700

Health Care - 23.5%
Biotechnology - 6.1%
Biogen, Inc. (a)(b)		300,000	42,024,000
Precigen Inc. (b)(d)(f)		20,500,000	67,445,000
			109,469,000
Health Care Providers & Services - 9.2%
CVS Health Corp. (a)		925,000	69,735,750
UnitedHealth Group, Inc.		275,000	94,957,500
			164,693,250
Life Sciences Tools & Services - 3.6%
Illumina, Inc. (b)		440,000	41,786,800
Tempus AI, Inc. (b)		285,000	23,002,350
			64,789,150
Pharmaceuticals - 4.6%
Royalty Pharma PLC - Class A		2,350,000	82,908,000
Total Health Care			421,859,400

Industrials - 10.1%
Passenger Airlines - 4.8%
Delta Air Lines Inc. (a)		650,000	36,887,500
United Airlines Holdings Inc. (b)		500,000	48,250,000
			85,137,500
Trading Companies & Distributors - 5.3%
QXO, Inc. (a)(b)		5,000,000	95,300,000
Total Industrials			180,437,500

Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
NVIDIA Corp. (a)		500,000	93,290,000
TOTAL COMMON STOCKS (Cost $1,209,312,357)			1,891,317,908

WARRANTS - 2.7%		Contracts	Value
Precigen Warrant Restricted, Expires 12/30/2034, Exercise Price $0.75 (Acquired 12/30/2024, Cost $9,022,725)(b)(d)(e)(f)		13,600,000	48,144,000
TOTAL WARRANTS (Cost $9,022,725)			48,144,000

TOTAL INVESTMENTS - 108.2% (Cost $1,218,335,082)			1,939,461,908
Liabilities in Excess of Other Assets - (8.2)%			(147,713,449)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,791,748,459
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for the Fund's credit facilities. The fair value of assets committed as collateral as of September 30, 2025 is $453,845,357.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $48,144,000 or 2.7% of net assets as of September 30, 2025.

(f)
Precigen Warrants and 14,186,370 shares of Precigen Inc. stock are restricted from sale. The total market value of these securities was $94,817,157 which represented 5.3% of net assets as of September 30, 2025.

(g)	Position held in Cayman Subsidiary.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Patient Opportunity Trust (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,891,317,908	$–	$–	$1,891,317,908
Warrants	–	–	48,144,000	48,144,000
Total Investments	$1,891,317,908	$–	$48,144,000	$1,939,461,908

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Value at December 31, 2024	$ 12,920,000
Realized Gain	-
Sales	-
Change in Unrealized Gain	35,224,000
Value at September 30, 2025	$ 48,144,000
Change in unrealized appreciation for Level 3 securities held at September 30, 2025	$ 35,224,000

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

Investment Type	Value at September 30, 2025	Valuation Technique(s)	Unobservable Input(s)	Range Weighted Average	Impact to Valuation from an Increase in Input*
Warrants	$48,144,000	Black Scholes with Probability Adjustment	Going Concern Probability	15%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2025:

	Pangaea One, LP	Precigen Inc.	Precigen 8% Convertible Perpetual Preferred Stock	Precigen Warrant	Total
Value at December 31, 2024	$ 1,664,507	$ 16,128,000	$ 14,305,704	$ 12,920,000	$ 45,018,211
Sales	(350,000)	(13,920,178)	(19,911,828)	-	(34,182,006)
Change in Unrealized Gain (Loss)	25,750,823	54,087,160	5,606,124	35,224,000	120,668,107
Realized Gain (Loss) on Sales / Distributions	(27,065,330)	11,150,018	-	-	(15,915,312)
Value at September 30, 2025	$ -	$ 67,445,000	$ -	$ 48,144,000	$ 115,589,000
Amortization, Dividend, Interest Income	$ -	$ -	$ -	$ -	$ -

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Value at September 30, 2025	Percent of Net Assets	Open Commitments

Precigen (Warrant) [1]	$ 9,022,725	$48,144,000	2.70%	N/A
1 Acquisition date was 12/30/24.